UNITED STATES           File No.  33-
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549     File No. 811-

                         FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


     Pre-Effective Amendment No.  ___

     Post-Effective Amendment No. ___



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

     Amendment No. ___


                       Bjurman Trust
     (Exact name of Registrant as Specified in Charter)

10100 Santa Monica Boulevard
Los Angeles, California                          90067-4103
(Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code(310) 553-6577

              G. Andrew Bjurman, Co-President
             O. Thomas Barry, III, Co-President
                      Bjurman Trust
              10100 Santa Monica Boulevard
              Los Angeles, California 90067-4103
          (Name and Address of Agent for Service)

COPIES TO:
                   Julie Allecta, Esq.
             Heller Ehrman White & McAuliffe
                     333 Bush Street
               San Francisco, CA 94104-2878

               Joseph M. O'Donnell, Esq.
                    FPS Services, Inc.
            3200 Horizon Drive, P.O. Box 61503
              King of Prussia, PA 19406-0903

Approximate date of proposed public offering:
As soon as practicable after the effective date of this Registration
Statement.

________________________________________________________________

Registrant hereby elects to register an indefinite number of shares of its securities under this Registration Statement pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended. Registrant will file a Notice pursuant to Rule 24f-2 within two months after the fiscal year end.
________________________________________________________________
Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said
Section 8(a), may determine.

As filed with the U.S. Securities and Exchange
Commission on November 13, 1996

                   TABLE OF CONTENTS

          Registration Statement of Bjurman Trust


                                                       Page




     1.   Cross-Reference Sheet. . . . . . . . . . . . . .3

     2.   Bjurman Micro-Cap Fund Class A Shares-
          Part A - Prospectus. . . . . . . . . . . . . . .5

     3.   Bjurman Micro-Cap Fund Class D Shares-
          Part A - Prospectus. . . . . . . . . . . . . . 28

     4.   Bjurman Micro-Cap Fund-Part B-
          Combined Statement of Additional Information . 49

     5.   Bjurman Micro-Cap Fund-
          Part C-Other Information . . . . . . . . . . . 62

     6.   Signature Page . . . . . . . . . . . . . . . . 67

     7.   Index to Exhibits. . . . . . . . . . . . . . . 68

                       BJURMAN  TRUST
        CROSS REFERENCE SHEET PURSUANT TO RULE 481a

Form N-1A Item                          Caption in Prospectus

Part A  INFORMATION REQUIRED IN A PROSPECTUS

     1.     Cover Page                  Cover Page of Prospectus
     2.     Synopsis                    Prospectus Summary; Expense
                                        Summary
     3.     Condensed Financial
            Information                 *
     4.     General Description of
            Registrant                  Investment Objective;
                                        Investment Policies and Strategies;
                                        Investment Process; Risk Factors;
                                        Prospectus Summary; General
                                        Information

     5.     Management of the Fund      Prospectus Summary; Management of
                                        the Fund; Distribution Plan

     5A.  Management's Discussion
          of Fund Performance           *

     6.   Capital Stock and Other
          Securities                    Prospectus Summary; General
                                        Information; Dividends and Taxes;
                                        Net Asset Value
     7.   Purchase of Securities Being
          Offered                       Prospectus Summary; How to Purchase
                                        Shares; Shareholder Services

     8.   Redemption or Repurchase      Prospectus Summary; How to Redeem
                                        Shares

     9.   Pending Legal Proceedings     *

Part B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL
        INFORMATION

     10.  Cover Page                    Cover Page of the Statement of
                                        Additional Information

     11.  Table of Contents             Table of Contents

     12.  General Information and
          History                       *

     13.  Investment Objectives and
          Policies                      Investment Policies and Techniques;
                                        Investment Restrictions; Portfolio
                                        Transactions

     14.  Management of the Fund        The Trust and the Fund;Investment
                                        Advisory and Other Services;
                                        Trustees and Officers

     15.  Control Persons and
          Principal Holders of
          Securities                    *

        Part B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL
        INFORMATION (continued)


     16.  Investment Advisory           Investment Advisory and Other
          and Other Services            Services

     17.  Brokerage Allocation
          and Other Practices           Portfolio Transactions

     18.  Capital Stock and
          Other Securities              Other Information

     19.  Purchase, Redemption
          and Pricing of
          Securities Being
          Offered                       Purchases; Redemptions

     20.  Tax Status                    Taxes

     21.  Underwriters                  Underwriter

     22.  Calculation of
          Performance Data              Performance Information

     23.  Financial Statements          *

Part C  OTHER INFORMATION

        Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.


*  Item is inapplicable at this time or answer is negative.

Information contained herein is subject to completion or amendment.
A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                  Subject to Completion
      Preliminary Prospectus Dated November    , 1996

                   BJURMAN MICRO-CAP FUND
                10100 Santa Monica Boulevard
             Los Angeles, California 90067-4103

Class A Shares               PROSPECTUS November___, 1996


Bjurman Micro-Cap Fund (the "Fund") seeks capital appreciation through investments in common stocks of smaller companies with market capitalizations between $30 million and $300 million at the time of investment.

The Fund is a separate series of shares of Bjurman Trust (the
"Trust"), an open-end, management investment company commonly known as a mutual fund. George D. Bjurman & Associates (the "Adviser"), serves as the investment adviser of the Fund. The Adviser's equity selection process attempts to identify undervalued companies. See "Investment Process."

The Fund offers its shares through two separate classes of shares:
Class A Shares and Class D Shares. Both classes of shares are identical except as to the expenses borne by each class. These alternative classes permit investors to choose the method of purchasing shares most beneficial to them. This Prospectus provides information concerning Class A Shares. You may receive information concerning Class D
Shares by calling (800) 626-9769.

The Fund is designed for long-term investors and not as a trading vehicle, and is not intended to present a complete investment program. Because the Fund invests in a limited number of smaller companies, the net asset value or share price of the Fund may be more volatile than that of the average common stock fund.

This Prospectus sets forth concisely the information regarding the
Fund that an investor should know before investing in the Fund. Please read this Prospectus carefully and retain it for future reference. A
Statement of Additional Information dated November     , 1996
provides a further discussion of certain areas in this Prospectus which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. To receive a free copy, write to the Fund at the address above or call (800) 626-9769.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
 SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                    COMMISSION NOR HAS
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
 ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        TABLE OF CONTENTS



                                                       Page

Prospectus Summary . . . . . . . . . . . . . . . . . . . .
Expense Summary. . . . . . . . . . . . . . . . . . . . . .
Investment Objective . . . . . . . . . . . . . . . . . . .
Investment Policies and Strategies . . . . . . . . . . . .
Investment Process . . . . . . . . . . . . . . . . . . . .
Risk Factors . . . . . . . . . . . . . . . . . . . . . . .
Management of the Fund . . . . . . . . . . . . . . . . . .
The Distribution Plan. . . . . . . . . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . . . .
Shareholder Services . . . . . . . . . . . . . . . . . . .
Net Asset Value. . . . . . . . . . . . . . . . . . . . . .
Dividends and Taxes. . . . . . . . . . . . . . . . . . . .
Performance Information. . . . . . . . . . . . . . . . . .
General Information. . . . . . . . . . . . . . . . . . . .




Underwriter:                                       Adviser:

FPS Services, Inc.                       George D. Bjurman & Associates
3200 Horizon Drive, P.O. Box 61503       10100 Santa Monica Boulevard
King of Prussia, PA  19406-0903          Los Angeles, CA 90067-4103
(800) 626-9769                           (800)
(610) 239-4600                           (310) 553-6577

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                     Prospectus Summary

What is the Fund's Investment Objective? The Fund seeks to achieve capital appreciation through investments in common stocks of smaller companies with market capitalizations between $30 million and $300 million at the time of investment.

There can be no assurance that the Fund will be able to achieve its investment objective. See "Investment Objective."

What are the Permitted Investments? The Fund intends to invest, under normal circumstances, substantially all of its assets in the equity securities of U.S. companies whose total market capitalization at the time of purchase is valued between $30 million and $300 million and, in the opinion of the Adviser, have superior earnings growth characteristics. See "Investment Objective."

What are the Risks Involved with an Investment in the Fund? The investment policies of the Fund have certain risks and considerations of which investors should be aware. The Fund invests in securities that fluctuate in value, and therefore investors should expect the Fund's net asset value per share to fluctuate. Investing in the common stock of smaller companies within the target market capitalization involves special risks and considerations not typically associated with investing in the common stock of larger companies. The securities of smaller companies are less liquid and experience more market price volatility than the securities of larger companies, and are typically subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, the Fund's portfolio will typically contain only 45-55 company names. This is a diversified portfolio but not as broadly diversified as many funds and therefore more susceptible to individual company risk. This further contributes to share price
volatility.   See "Investment Policies and Strategies" and "Risk
Factors."

Who is the Investment Adviser? George D. Bjurman & Associates serves as the investment adviser of the Fund. See "Expense Summary" and "Management of the Fund."

Who is the Administrator, Transfer Agent and Fund Accounting Agent? FPS Services, Inc. serves as the administrator, transfer agent and fund accounting agent for the Fund. See "Management of the Fund."

Who is the Underwriter? FPS Broker Services, Inc. serves as the underwriter of the Fund's shares. See "Management of the Fund."

Is There a Sales Load? Purchases of Class A Shares are subject to a maximum sales charge of 3.50% and are subject to annual 12b-1 Plan expenses. See "The Distribution Plan" and "How to Purchase Shares."

Is There a Minimum Investment? The  minimum initial investment is $
  ($    for IRA and SEP accounts) and $     for subsequent
investments.

How do I Purchase Shares? Contact your broker or the underwriter listed above. Class A Shares are offered at the net asset value per share plus a maximum initial sales charge of 3.50% of the offering price and are subject to annual 12b-1 Plan expenses not to exceed 0.50%. See "How to Purchase Shares."

How do I Sell Back my Shares? Shares of the Fund may be redeemed at the current net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form.
Signature guarantees may be required for certain redemption requests. See "How to Redeem Shares."

How are Distributions Paid? Although the investment program is designed for capital appreciation, some incidental investment income may be generated in the form of dividends or interest. Substantially all of the net investment income (exclusive of capital gains) of the Fund will be distributed in the form of annual dividends. If any capital gains are realized, substantially all of them will be distributed by the Fund at least annually. All dividends and distributions are paid in additional shares (without sales charge) unless payment in cash is requested in writing. See "Dividends and Taxes."

                      Expense Summary


Shareholder Transaction Expenses:
                                                           Class A
Maximum sales charge imposed on purchases (as
        a percentage of offering price). . . . . . . . .   3.50%(1)
Maximum sales charge imposed on reinvested dividends
        (as a percentage of offering price). . . . . . .   None
Deferred sales charge (as a percentage of original
        purchase price). . . . . . . . . . . . . . . . .   None
Redemption fees (as a percentage of amount
        redeemed) (2). . . . . . . . . . . . . . . . . .   None

(1)     Reduced for purchases of $          and over.  See "How to
        Purchase Shares."
(2) If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.

Annual Fund Operating Expenses:
(as a percentage of average net assets)                Class A

Advisory Fees (after fee waivers)(3) . . . . . . . . .  0.83%
12b-1 Fees . . . . . . . . . . . . . . . . . . . . . .  0.50%
Other Expenses (4) . . . . . . . . . . . . . . . . . .  0.47%

Total Fund Operating Expenses (after fee waivers)(3)    1.80%

(3) The Adviser has, on a voluntary basis, agreed to waive all or a portion of its fees and to reimburse certain expenses of the Fund necessary to limit the total operating expenses for the first year of operations to 1.80% of the Fund's average net assets. The Adviser reserves the right to terminate this waiver or any reimbursement at any time, in its sole discretion. Absent such fee waivers, and presuming first year assets at $20 million, advisory fees for the Fund would be 1.00% and estimated total operating expenses would be 3.33% of the Fund's average daily net assets on an annualized basis. Although the Adviser has not previously provided investment advisory services to registered investment companies, the Adviser has been engaged in the investment advisory business and providing investment advice to individuals, trusts and retirement plans since 1970.
(4)     The Fund did not commence operations until           ,
        1996, and therefore the "Other Expenses" information is based on estimated operating expenses.

Example
Based on the level of expenses listed above, and (i) imposition of the maximum sales charge, (ii) 5% annual return and (iii) redemption at the end of each time period, the total expenses relating to an investment of $1,000 would be as follows:

                                  Class A
             1 Year                  $ 53
             3 Years                 $ 90

The foregoing example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. The purpose of the expense tables and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "Management of the Fund." The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table with respect to these shares. However, certain investors may qualify for a reduced sales charge. See "How to Purchase Shares."

Long-term holders of the Fund may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD").


                   Investment Objective

The Fund seeks capital appreciation through investments in common stocks of companies with market capitalizations between $30 million and $300 million at the time of investment. The Adviser employs a growth-oriented approach to equity investment management and seeks to outperform market averages over a complete market cycle by investing in companies that the Adviser believes have above average earnings prospects. Additional investment policies and restrictions are described in the Statement of Additional Information.

This objective is fundamental and may not be changed without a vote of the holders of the majority of the outstanding voting securities of the Fund. The Fund's investment policies and strategies described below are not fundamental and may be changed without shareholder approval. Additional investment policies and the Fund's investment restrictions are described in the Statement of Additional Information.


             Investment Policies and Strategies

The Fund intends to invest, under normal circumstances, substantially all of its assets in the equity securities of U.S. companies whose total market capitalization at the time of purchase is valued between $30 million and $300 million and, in the opinion of the Adviser, have superior earnings growth characteristics.

The Adviser may invest in or employ one or more of the following investment policies or strategies to assist in its attempt to attain the Fund's investment objective.

Equity Securities:   Under normal market conditions, the Fund will
invest at least 80% of its total assets in the equity securities. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants for the purchase of common stock and debt securities convertible into or exchangeable for common or preferred stock. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period.

Private Placements: The Fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicity traded. No more than 15% of the Fund's net assets will be invested in illiquid securities, including non-publicly traded securities, private placements and restricted securities. See "Risk Factors."

Illiquid Securities: The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid", such security will not be included within the category "illiquid securities", which under current policy may not exceed 15% of the Fund's net assets. The Fund's policy is to limit illiquid securities (which include, but are not limited to private placements) to a maximum of 15% of total assets at the time of purchase.

Unseasoned Issuers: The Fund may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average.
Securities of unseasoned companies present greater risks than securities of larger, more established companies. See "Risk
Factors."

Liquid Management: Pending investment, to meet anticipated redemption requests, or as a temporary defense measure if the Adviser determines that market conditions warrant, the Fund may also invest without limitation in short-term U.S. government obligations, high quality money market instruments, and repurchase agreements. The Fund may also purchase bank obligations such as certificates of deposit, bankers' acceptances and interest-bearing savings and time deposits issued by U.S. banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Short-term obligations will have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated nationally recognized statistical rating organizations ("NRSRO's"). Unrated instruments purchased by the Fund will be of comparable quality as determined by the Adviser.

Borrowing: The Fund may borrow as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its total assets. (The Fund has no intention of increasing its net income through borrowing.) Any borrowings will be from a bank and will have asset coverage of at least 300%. In the event that such asset coverage falls below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer periods as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more that 10% of its net assets, or issue senior securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), or as described herein, except for notes to banks. Investment securities will not be purchased while the Fund has outstanding borrowings that exceed 5% of the Fund's net assets.

Lending of Portfolio Securities: The Fund may lend its portfolio securities on a short-term basis to banks, broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. The Fund will not lend portfolio securities in excess of 33% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Repurchase Agreements: The Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements are considered under the Investment Company Act to be collateralized loans by the Fund to the seller, secured by the securities transferred to the Fund. In accordance with requirements under the Investment Company Act, repurchase agreements will be fully collateralized by securities which the Fund may invest in directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in recovering its cash. To the extent that, in the meantime, the value of the security purchased has decreased, the Fund could experience a loss. No more than 15% of the Fund's net assets will be invested in illiquid securities, including repurchase agreements which have a maturity of longer than seven days.



                     Investment Process

The Adviser's equity selection process attempts to identify undervalued companies with superior earnings growth characteristics. The process starts with screening a 3,500 stock universe of companies with market capitalizations ranging from $30 million up to $300 million, using five models which emphasize both growth and value attributes. The next step involves a top-down economic analysis designed to identify the 10 to 15 most promising industries over the next 12 to 18 months. The screening factors include (1) earnings growth, (2) earnings strength, (3) earnings surprise, (4) price/earnings ratio and (5) a dividend discount estimate of expected return.

Stocks are ranked according to the above five criteria in an attempt to identify approximately 100 to 120 companies offering the best growth prospects and selling at attractive prices. The highest ranking stocks in the most promising industries are then subjected to additional fundamental and technical research by the Adviser's senior associates. Their goal is to narrow the list to the 45 to 55 issues that may be held in the portfolio. They seek high-quality, profitable companies with capable management teams, above average reinvestment rates, strong industry positions, and productive research and development efforts. To ensure a well diversified portfolio, commitments to any one issue or industry are limited to 5% and 15%, respectively.

The Fund's Investment Policy Committee continually reviews investment alternatives and implements portfolio changes as attractive investment opportunities become available. The closing prices of portfolio issues are reviewed daily. Any position that declines 15% from its cost or from its recent high is re-examined as a potential sale candidate. Additionally, companies which in the Adviser's opinion have moved into an overvalued range, lost earnings momentum, or are in industries which are not expected to perform well, are continually evaluated for sale.

The Fund's portfolio generally expects to be almost fully invested in common stocks of micro-cap companies at all times, with only minimal holdings in short-term investments.



                        Risk Factors

General
There is no such thing as a guaranteed investment and no one can see into the future. Accordingly, the value of an investment in the Fund will probably fluctuate over time and may be valued higher or lower at the time of an investor's redemption. An investment in the Fund should be only a part of an overall investment strategy. Before investing, please consider the following special factors in determining the appropriateness of an investment in the Fund. No assurance can be given as to the success of the Adviser's investment program.

Micro-Cap Sized Companies

The Fund may make investments in relatively new or unseasoned companies, which are in their early stages of development, or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, mature issuers. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide opportunities for greater gains as a result of inefficiencies in the marketplace. Such smaller companies may have relatively small revenues, limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. Small companies may lack depth of management, and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. As a result, the prices of their securities may fluctuate more than those of larger issuers. Small company stocks may exhibit volatile characteristics and may decline in price as large company stocks rise, or rise in price as large company stocks decline. An investment in shares of the Fund may be more volatile than the shares of a fund that invests in larger
capitalization stocks.   By maintaining a broadly diversified
portfolio, the Adviser will attempt to reduce this volatility.


Private Placements: Limitations on the resale of this type of securities may have an adverse effect on their marketability and may prevent the Fund from disposing of them promptly at reasonable prices. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration and the risk of substantial delays in effecting such registration.

Diversification: Diversifying a fund's portfolio can reduce the risks of investing by limiting the portion of your investment in any one issuer or industry. Less diversified funds may be more sensitive to changes in the market value of a single issuer or industry. The Fund may present greater risk than is usually associated with widely diversified mutual funds because it typically invests in the securities of as few as 45-55 issuers. Therefore, the Fund is not appropriate as your sole investment.

The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program. The Fund cannot guarantee it will achieve its objective.



                   Management of the Fund

The Board of Trustees
The Trust has a Board of Trustees that establishes the Fund's policies and supervises and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the officers of the Trust and by the Adviser pursuant to the terms of the Investment Advisory Agreement with the Fund. The Trustees review the various services provided by the Adviser to make sure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner. Information pertaining to the Trustees and executive officers is set forth in the Statement of Additional Information.

The Investment Adviser
George D. Bjurman & Associates serves as the Fund's investment adviser and manager, and is an investment adviser registered as such under the Investment Advisers Act of 1940, as amended. The Adviser does not have any past experience managing mutual funds but its principal has provided investment advisory services to individuals and institutional clients and currently manages approximately $2.5 billion in assets. The principal business address of the Adviser is 10100 Santa Monica Boulevard, Los Angeles, California 90067-4103.

The Adviser makes the investment decisions concerning the assets of the Fund and continuously reviews, supervises and administers the Fund's investment programs, subject to the supervision of, and policies established by the Trustees of the Fund.

For providing investment advisory services, the Fund pays the Adviser a monthly fee which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of the Fund. The investment advisory fee is higher than that paid by most investment companies, although the Adviser believes the fees to be comparable to that paid by investment companies with similar investment objectives and policies. From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed. The Adviser has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the Fund to the extent necessary in order to limit net operating expenses (including the investment advisory fee) for the first year of operations to an annual rate of not more than 1.80% of the Fund's average daily net assets. The Adviser reserves the right to terminate its voluntary fee waiver and reimbursement at any time, in its sole discretion. Any reductions in its fee that are made by the Adviser are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. Any potential management fee reimbursement will appear as a footnote to the Fund's financial statements. The Adviser generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

Portfolio Management
Investment decisions for the Fund are made by an investment management team at George D. Bjurman & Associates. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

The Underwriter
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as statutory Underwriter pursuant to an Underwriting Agreement. FPSB serves the limited purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in the sale of shares.


The Administrator, Transfer Agent and Fund Accountant
FPS Services, Inc. ("FPS"), which has its principal business address at 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as Administrator pursuant to an Administrative Services Agreement. Under this agreement, FPS provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

In addition, FPS serves as the Fund's transfer agent. As Transfer Agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and disbursing agent and performs other shareholder service functions.

FPS also serves as fund accountant and performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value per share.


The Custodian
The Bank of New York, 48 Wall Street, New York, New York, 10286, serves as custodian for the safekeeping of securities, cash and other assets of the Fund.

Fund Expenses
The Fund is responsible for all of its own expenses. Such expenses may include, but are not limited to: management fees; legal expenses; audit fees; printing and postage costs (e.g., costs of printing annual reports, semi-annual reports and prospectuses which are distributed to existing shareholders); brokerage commissions; the expenses of registering and qualifying shares of the Fund for sale with the Securities and Exchange Commission and with various state securities commissions; expenses of the organization of the Fund; transfer agent, custodian and administrator fees; the expenses of obtaining quotations of portfolio securities and pricing the Fund's shares; trade association dues; all costs associated with shareholder meetings and the preparation and dissemination of proxy materials; costs of liability insurance and fidelity bonds; fees for Trustees who are not officers, directors or employees of the Adviser; and any extraordinary and nonrecurring expenses which are not expressly assumed by the Adviser.

Brokerage
The Fund may execute brokerage or other agency transactions through an affiliate of the Adviser or through FPSB for which the affiliate or FPSB may receive "usual and customary" compensation. The Adviser will use its best efforts to obtain the best available price and most favorable execution with respect to all transactions of the Fund. Subject to policies established by the Board of Trustees, however, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. All commissions paid are reviewed quarterly by the Board of Trustees of the Trust.

Portfolio Turnover
Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held. Portfolio turnover generally involves some expense to the Fund and a portfolio turnover in excess of 100% is considered high and increases the Fund's transaction costs, including brokerage commissions. The annual portfolio turnover for the Fund is expected to be approximately 100%, but this rate should not be construed as a limiting factor.


                   The Distribution Plan

The Board of Trustees of the Fund has adopted a Distribution Plan ("the Plan") for the shares pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plan, the Fund will pay an annual fee up to 0.50% of the average daily net assets to the Underwriter. From this amount, the Underwriter may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the shares of the Fund or provide services with respect to both classes of shares of the Fund, pursuant to service agreements with the Fund. The Plan is characterized as a compensation plan because the distribution fee will be paid to the Underwriter without regard to the distribution or shareholder service expenses incurred by the Underwriter or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Plan in accordance with its terms and within NASD rules concerning sales charges.

The fees paid to the Underwriter under the Plan are subject to the review and approval by the Trust's unaffiliated trustees who may reduce the fees or terminate the Plan at any time. All such payments made pursuant to the Plan shall be made for the purpose of selling shares issued by each respective class of shares. The distribution fee of one class will not be used to subsidize the sale of the other class of shares.



                   How to Purchase Shares

General
The Fund offers these shares to the general public on a continuous basis by mail through the Underwriter, subject to annual distribution expenses pursuant to Rule 12b-1. See "The Distribution Plan."
Shares of the Fund are offered only to residents of states in which the shares are registered or qualified for sale.

Purchase orders for shares of the Fund that are received by FPS in proper form by the close of regular trading on the New York Stock Exchange ("NYSE")(currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined public offering price. Orders for Fund shares received after 4:00 p.m. Eastern time will be purchased at the public offering price determined on the following business day.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund reserves the right to vary the initial and subsequent investment minimums or to waive the minimum investment requirements for any investor.

Purchases By Mail
Shares of the Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the Transfer Agent, together with a check payable to "Bjurman Micro-Cap Fund." The check or money order and application should be mailed to FPS Services, Inc, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903. If this is an initial purchase,
please send a minimum of $       (or $        for IRA and SEP
accounts).

Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to "Bjurman Micro-Cap Fund", c/o FPS Services, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Please enclose the bottom portion of your account statement, and indicate the amount of the investment. Please note that the Fund will not accept a check endorsed by a third party.

Purchases By Wire Transfer
An investor may make purchases by wire, but before making an initial investment by wire, an investor must first telephone the Transfer Agent at (800) 626-9769 or (610) 239-4600 in order to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number and address must be specified in the wire. In addition, an account application should be promptly forwarded to: FPS SERVICES, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903. Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:

                 United Missouri Bank KC NA
                      ABA #10-10-00695
                   For: FPS Services, Inc.
                     A/C 98-7037-071-9
                FBO "Bjurman Micro-Cap Fund"
            Shareholder Name and Account Number

Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The shareholder's bank may impose a fee for investments by wire. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Purchases Through Broker-Dealers
The Fund may accept telephone orders only from brokers, financial institutions or service organizations which have been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund purchased through brokers, financial institutions, service organizations, banks and bank trust departments, may charge the shareholder a transaction fee or other fee for its services at the time of purchase.

Wire orders for shares of the Fund received by dealers prior to 4:00 p.m. Eastern time, and received by FPS before 5:00 p.m. Eastern time on the same day, are confirmed at that day's public offering price. Dealers may place orders with the Fund's distributor by calling
(800)626-9769. Orders received by dealers after 4:00 p.m. Eastern time are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with FPS before 5:00 p.m. Eastern time.

Subsequent Investments
Once an account has been opened, subsequent purchases may be made by mail, bank wire, automatic investing or direct deposit.  The minimum
for subsequent investments is $         for all accounts.  When
making additional investments by mail, please return the bottom portion of a previous confirmation with your investment in the envelope that is provided with each confirmation statement. Your check should be made payable to "Bjurman Micro-Cap Fund" and mailed to FPS Services, Inc., P.O. Box 412797, Kansas City, Missouri
64141-2797. Orders to purchase shares are effective on the day FPS receives your check or money order.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. Investors who purchase Fund shares by check or money order may not receive redemption proceeds until there is reasonable belief that the check cleared, which may take up to fifteen calendar days after payment is received. The Fund will not accept a check endorsed over by a third-party. The Fund and FPS each reserve the right to reject any purchase order in whole or in part.

                 Purchase of Class A Shares

Class A Shares of the Fund are offered at the public offering price which is the current net asset value per share next determined after receipt of a purchase order in proper form by the Transfer Agent, plus any applicable sales charge. The sales charge is a variable percentage of the offering price, depending upon the amount of the sale. No sales charge will be assessed on the reinvestment of distributions. See "Reduced Sales Charges." Shares may also be bought and sold through any securities dealer having a dealer agreement with FPSB, the Fund's principal underwriter.

The minimum initial investment for Class A Shares is $      ($
for IRA and SEP accounts) and subsequent purchases must be at least $      .

The following table shows the regular sales charge on Class A Shares of the Fund together with the reallowance paid to dealers and the agency commission paid to brokers, collectively the "commission":

                             Sales         Sales       Reallowance
                             Charge as     as          and Brokerage
                             Percentage    Percentage  Commission as
                             of            of Net      Percentage
                             Offering      Amount      of Offering
                             Price         Invested    Price

Class A Shares Amount of Purchase

Less than $50,000. . . . . . . 3.50%         3.63%       3.00%

$ 50,000 or more but less than
   $100,000. . . . . . . .     3.00%         3.09%       2.50%

$ 100,000 or more but less than
   $250,000. . . . . . . .     2.50%         2.56%       2.00%

$ 250,000 or more but less than
   $500,000. . . . . . . .     2.00%         2.04%       1.50%

$500,000 or more . . . . . .      0%            0%          0%

* The distributor will pay the following commissions to brokers that are responsible for purchases of any single purchaser of Class A
Shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $2.5 million, plus 0.50% on the excess over $2.5 million.

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Underwriter or a sub-distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are in addition to the commissions shown above. The Underwriter or a sub-distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of shares of the Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside of the United States. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to certain financial institutions and intermediaries, who might then be deemed to be "underwriters" under the Securities Act of 1933, as amended.

Reduced Sales Charges
The sales charge for purchases of Class A Shares of the Fund may be reduced through Rights of Accumulation or Letter of Intent. To qualify for a reduced sales charge, an investor must so notify his or her broker at the time of each purchase of shares which qualifies for the reduction.

Rights of Accumulation
A shareholder may qualify for a reduced sales charge by aggregating the net asset values of shares requiring the payment of an initial sales charge, previously purchased and currently owned, with the dollar amount of shares to be purchased.

Letter of Intent
An investor may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. During the term of the Letter of Intent, the Transfer Agent will hold shares representing 5.00% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, a shareholder's escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the shareholder would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. It is the shareholder's responsibility to notify the transfer agent at the time the Letter of Intent is submitted that there are prior purchases that may apply.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts of their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 and 457 of the Internal Revenue Code of 1986, as amended, including related plans of the same employer.

Sales Charge Waiver
The sales charge may be waived for certain purchases of shares and it is the investor's responsibility to notify the Transfer Agent before such waiver may be exercised. The waiver applies to the following types of investors: (1) any financial institution or adviser regulated by federal or state governmental authority when the institution or adviser is purchasing shares for its own account or for an account for which the institution or adviser is authorized to make investment decisions (i.e., a discretionary account); (2) Trustees, Officers and employees of the Fund, the Adviser, and the Underwriter (including members of their immediate families and their retirement accounts or plans); (3) Trustees, officers and employees of the Fund's service providers; (4) customers, clients or accounts of the Adviser or other investment advisers or financial planners who charge a fee for their services; (5) retirement accounts or plans, or deferred compensation plans and trusts funding such plans for which a depository institution, trust company or other fiduciary holds shares purchased through the omnibus accounts for the Fund; (6) qualified employee benefits plans created under Sections 401 of the Internal Revenue Code (but not IRA's or SEP's); (7) any non-profit institution investing $1 million or more; and (8) investors purchasing shares of the Fund with redemption proceeds from other mutual fund complexes on which the investor had paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more that 30 days prior to such purchase. The sales charge is also waived for any registered representatives, employees or principals of securities dealers (including members of their immediate families) having a sales agreement with the distributor.

                    How to Redeem Shares

Shareholders may redeem their shares of the Fund without being subject to any redemption charge on any business day that the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below.

Redemption By Mail
Shareholders may redeem their shares by submitting a written request for redemption to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903.

A written redemption request to the Transfer Agent must be in good order which means that it must: (i) identify the shareholder's account name and account number; (ii) state the number of shares or dollar amount to be redeemed and (iii) be signed by each registered owner exactly as the shares are registered. To prevent fraudulent redemptions, the Transfer Agent requires a signature guarantee for the signature of each person in whose name an account is registered for any redemption requests exceeding $10,000 or where proceeds are to be mailed to an address other than the address of record. A guarantee may be obtained from any commercial bank, credit union, member firm of a national securities exchange, registered securities association, clearing agency and savings and loan association. A credit union must be authorized to issue signature guarantees. Notary public endorsement will not be accepted. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

Redemption By Telephone
Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by calling the Transfer Agent at (800) 626-9769 or (610)239-4600 during normal business hours. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the Transfer Agent at the address listed above, under the caption "Redemption By Mail."

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.

General Redemption Information
A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form.
If you have any questions with respect to the proper form for redemption requests you should contact the transfer agent at (800) 626-9769 or (610) 239-4600.

Redemptions will be processed only on a business day during which the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described above. The Fund will not mail redemption proceeds until it has been assured that checks received for the purchase of any shares being redeemed have, or will be, cleared. Accordingly, redemptions may not be processed until the shares being redeemed have been on the Fund's books for at least fifteen business days measured from the date the redemption request is received by the Fund. Payment may also be made by wire directly to any bank previously designated by an investor on his or her new account application. There is a $9.00 charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. It should also be noted that banks may impose a fee for wire services. In addition, there may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by the transfer agent prior to the close of regular trading hours on the NYSE on any business day on which the Fund calculates its net asset value are effective as of that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. If a shareholder's tax identification has not yet been certified at the time a redemption request is received by the Transfer Agent, the redemption may be processed subject to a backup withholding tax.

The Fund will satisfy redemption requests for cash to the fullest extent feasible, as long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.

Pursuant to the Fund's Trust Instrument, however, payment for shares redeemed may also be made in kind, or partly in cash and partly in-kind. The Fund has elected, pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one shareholder. Any portfolio securities paid or distributed in-kind would be in readily marketable securities and valued in the manner described below. See "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.

The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange
Commission has, by order, permitted such suspension; (3) an emergency, as defined by rules of the Securities and Exchange
Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

Shares of the Fund may be redeemed through certain brokers, financial institutions, service organizations, banks, and bank trust departments who may charge the investor a transaction or other fee for their services. Such additional transaction fees would not otherwise be charged if the shares were redeemed directly from the Fund.

Telephone Transactions
Shareholders who wish to redeem their shares by telephone must first elect the option, as described above. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Fund and its transfer agent require personal identification information before accepting a telephone redemption. To the extent that the Fund or its transfer agent fail to use reasonable procedures to verify the genuineness of telephone instructions, the Fund may be liable for losses due to fraudulent or unauthorized instructions. The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Written confirmation will be provided for all redemption transactions initiated by telephone. Proceeds from a telephone redemption shall only be sent to the shareholder's address of record or wired to the shareholder's bank account.

No purchases of shares may be made by telephone unless made by a licensed investment professional with whom an agreement has been signed by the Underwriter.

Minimum Balances
Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to involuntarily redeem shares in any account at its then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a
value of at least $      as a result of redemptions, but not market
fluctuations. A shareholder will be notified that the value of his or her account is less than the required minimum and such shareholder will be allowed at least 60 days to bring the value of his or her account up to the minimum before the redemption is processed.

                    SHAREHOLDER SERVICES

The following special services are available to shareholders of the Fund. There are no charges for the programs noted below and a shareholder may change or stop these plans at any time by written notice to the Fund.

Automatic Investment Plan
Once an account has been opened, a shareholder can make additional monthly purchases of shares of the Fund through an automatic investment plan. An investor may authorize the automatic withdrawal of funds from his or her bank account by opening his or her account
with a minimum of $         and completing the appropriate section on
the new account application enclosed with this Prospectus.
Subsequent monthly investments are subject to a minimum required
amount of $        .

Retirement Plans
The Fund is available for investment by pension and profit sharing plans including Individual Retirement Accounts, SEP, Keogh, 401(k) and 403(b) plans through which an investor may purchase Fund shares. For details concerning any of the retirement plans, please call the Fund at (800) 626-9769 or (610) 239-4700.

                      NET ASSET VALUE

The net asset value per share is calculated separately for each class of the Fund and is computed once daily as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time. Currently, the NYSE is closed on the following holidays or days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities, and dividing by the total number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by, or under the direction of the Board of Trustees. Market quotations are generally the last reported sales price on the principal exchange on which the security trades, or if no sale price is reported, the mean of the latest bid and asked price is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

Net asset value is calculated separately for each class of the Fund based on expenses applicable to the particular class. Although the methodology and procedures for determining net asset value are identical for the Fund's classes, the net asset value of the classes may differ because of the different fees and expenses charged to each class.

                    DIVIDENDS AND TAXES

Dividends
The Fund will distribute its net investment income annually in December. Any net gain realized from the sale of portfolio securities and net gains realized from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed at any time by writing to the Fund prior to a dividend record date.

Any check tendered in payment of dividends or other distributions which cannot be delivered by the post office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value, and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

Taxes
The Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for federal income tax to the extent that its earnings and net realized capital gains are distributed to shareholders. To so qualify, the Fund will, among other things, limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of any single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of any single issuer, and the Fund will not own more than 10% of the outstanding voting securities of any single issuer.

An investment in the Fund has certain tax consequences, depending on the type of account. The Fund will distribute all of its net investment income to shareholders. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December
31. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.

Shareholders may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Fund, or if to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisers for more specific information on the tax consequences of particular types of distributions.

The Fund intends to make sufficient distributions prior to the end of each calendar year in order to avoid liability for federal excise tax.

Sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.



                  PERFORMANCE INFORMATION

Performance information such as total return for the Fund may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, because the net investment return of the Fund changes in response to fluctuations in market conditions, interest rates and Fund expenses, any given performance quotation should not be considered representative of the Fund's performance for any future period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance.

                    GENERAL INFORMATION
The Trust
The Trust is an open-end management investment company organized as a business trust under the laws of the State of Delaware. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Bjurman Micro-Cap Fund. The Fund currently offers two separate classes of shares and additional classes of shares may be added without shareholder approval. Class A shares and Class D shares differ with respect to sales charges and minimum initial investment. Except for these differences, each share of the Fund represents an undivided proportionate interest in the Fund.

Trustees and Officers of the Fund
The Trustees of the Fund have overall responsibility for the operation of the Fund. The officers of the Fund who are employees or officers of the Adviser serve without compensation from the Fund.

Description of Shares
The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. Currently, there are two classes of shares issued by the Fund. The validity of shares of beneficial interest offered by this prospectus will be passed on by Heller Ehrman White & McAuliffe, 333 Bush Street, San Francisco, California 94104-2878. All accounts will be maintained in book entry form and no share certificates will be issued.

Voting Rights
A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). All shares of the Fund participate equally in regard to dividends, distributions, and liquidations with respect to the Fund. Shareholders do not have preemptive, conversion or cumulative voting rights.

Shareholder Meetings
The Trustees are not required, and do not intend, to hold annual meetings of shareholders. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Shareholder Reports and Inquiries
The Trust issues unaudited financial information semiannually and audited financial statements annually. Shareholder inquiries should be addressed to the Fund c/o George D. Bjurman & Associates, 10100 Santa Monica Boulevard, Los Angeles, California 90067-4103 (800) or (310) 553-6577. Purchase and redemption transactions should be made through the Transfer Agent by calling (800)626-9769 or (610) 239-4600.


                    INVESTMENT ADVISER

              George D. Bjurman & Associates
               10100 Santa Monica Boulevard
            Los Angeles, California 90067-4103
                      (310)553-6577


                       UNDERWRITER

                FPS Broker Services, Inc.
              3200 Horizon Drive, Box 61503
         King of Prussia, Pennsylvania 19406-0903
                     (800) 626-9769
                     (610) 239-4700


                   SHAREHOLDER SERVICES

                    FPS Services, Inc.
              3200 Horizon Drive, Box 61503
         King of Prussia, Pennsylvania 19406-0903
                      (800) 626-9769
                      (610) 239-4600


                        CUSTODIAN

                  The Bank of New York
                      48 Wall Street
                 New York, New York 10286


                      LEGAL COUNSEL

             Heller Ehrman White & McAuliffe
                     333 Bush Street
           San Francisco, California 94104-2878


                         AUDITORS

                     Ernst and Young
                 515 South Flower Street
              Los Angeles, California 90071


      For Additional Information about Bjurman Micro-Cap Fund call:
                      (800) 626-9769
                      (610) 239-4600

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers
 to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification
       under the securities laws of any such state.

                  Subject to Completion
     Preliminary Prospectus Dated November    , 1996

                   BJURMAN MICRO-CAP FUND
                10100 Santa Monica Boulevard
             Los Angeles, California 90067-4103

Class D Shares               PROSPECTUS _____________, 1996


Bjurman Micro-Cap Fund (the "Fund") seeks capital appreciation through investments in common stocks of smaller companies with market capitalizations between $30 million and $300 million at the time of the investment.

The Fund is a separate series of shares of Bjurman Trust (the "Trust"), an open-end, management investment company commonly known as a mutual fund. George D. Bjurman & Associates (the "Adviser") serves as the investment adviser of the Fund. The Adviser's equity selection process attempts to identify under valued companies. See "Investment Process."

The Fund offers its shares through two separate classes of shares:
Class A Shares and Class D Shares. Both classes of shares are identical except as to the expenses borne by each class. These alternative classes permit investors to choose the method of purchasing shares most beneficial to them. This Prospectus provides information concerning Class D Shares. You may receive information concerning Class A Shares by calling (800)626-9769.

The Fund is designed for long-term investors and not as a trading vehicle, and is not intended to present a complete investment program. Because the Fund invests in a limited number of smaller companies, the net asset value or share price of the Fund may be more volatile than that of the average common stock fund.

This Prospectus sets forth concisely the information regarding the Fund that an investor should know before investing in the Fund. Please read this Prospectus carefully and retain it for future reference. A Statement of Additional Information dated November , 1996, provides a further discussion of certain areas in this prospectus which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. To receive a free copy, write to the Fund at the address above or call (800) 626-9769.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
 SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                    COMMISSION NOR HAS
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
 ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        TABLE OF CONTENTS



                                                       Page

Prospectus Summary . . . . . . . . . . . . . . . . . . . .
Expense Summary. . . . . . . . . . . . . . . . . . . . . .
Investment Objective . . . . . . . . . . . . . . . . . . .
Investment Policies and Strategies . . . . . . . . . . . .
Investment Process . . . . . . . . . . . . . . . . . . . .
Risk Factors . . . . . . . . . . . . . . . . . . . . . . .
Management of the Fund . . . . . . . . . . . . . . . . . .
The Distribution Plan. . . . . . . . . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . . . .
Shareholder Services . . . . . . . . . . . . . . . . . . .
Net Asset Value. . . . . . . . . . . . . . . . . . . . . .
Dividends and Taxes. . . . . . . . . . . . . . . . . . . .
Performance Information. . . . . . . . . . . . . . . . . .
General Information. . . . . . . . . . . . . . . . . . . .





Underwriter:                                       Adviser:

FPS Broker Services, Inc.                George D. Bjurman & Associates
3200 Horizon Drive, P.O. Box 61503       10100 Santa Monica Boulevard
King of Prussia, PA  19406-0903          Los Angeles, CA 90067-4103
(800) 626-9769                            (800)
(610) 239-4700                            (310) 553-6577

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED
IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE
ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                     Prospectus Summary

What is the Fund's Investment Objective? The Fund seeks to achieve capital appreciation through investments in common stocks of smaller companies with market capitalizations between $30 million and $300 million at the time of investment.

There can be no assurance that the Fund will be able to achieve its investment objective. See "Investment Objective."

What are the Permitted Investments? The Fund intends to invest, under normal circumstances, substantially all of its assets in the equity securities of U.S. companies whose total market capitalization at the time of purchase is valued between $30 million and $300 million and, in the opinion of the Adviser, have superior earnings growth characteristics. See "Investment Objective."

What are the Risks Involved with an Investment in the Fund? The investment policies of the Fund have certain risks and considerations of which investors should be aware. The Fund invests in securities that fluctuate in value, and therefore investors should expect the Fund's net asset value per share to fluctuate. Investing in the common stock of smaller companies within the target market capitalization involves special risks and considerations not typically associated with investing in the common stock of larger companies. The securities of smaller companies are less liquid and experience more market price volatility than the securities of larger companies, and are typically subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, the Fund's portfolio will typically contain only 45-55 company names. This is a diversified portfolio but not as broadly diversified as many funds and therefore more susceptible to individual company risk. This further contributes to share price volatility. See "Investment Policies and Strategies" and "Risk Factors."

Who is the Investment Adviser? George D. Bjurman & Associates serves as the investment adviser of the Fund. See "Expense Summary" and "Management of the Fund."

Who is the Administrator, Transfer Agent and Fund Accounting Agent? FPS Services, Inc. serves as the administrator, transfer agent and fund accounting agent for the Fund. See "Management of the Fund."

Who is the Underwriter? FPS Broker Services, Inc. serves as the underwriter of the Fund's shares. See "Management of the Fund."

Is There a Sales Load? Purchases of Class D Shares are not subject to a sales charge, but are subject to annual 12b-1 Plan expenses. See "The Distribution Plan" and "How to Purchase Shares."

Is There a Minimum Investment? The  minimum initial investment is $
($    for IRA and SEP accounts) and $     for subsequent investments.

How do I Purchase Shares? Contact your broker or the underwriter listed above. Class D Shares are offered at the net asset value per share and are subject to annual 12b-1 Plan expenses not to exceed
0.25%.  See "How to Purchase Shares."

How do I Sell Back my Shares? Shares of the Fund may be redeemed at the current net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form.
Signature guarantees may be required for certain redemption requests. See "How to Redeem Shares."

How are Distributions Paid? Although the investment program is designed for capital appreciation, some incidental investment income may be generated in the form of dividends or interest. Substantially all of the net investment income (exclusive of capital gains) of the Fund will be distributed in the form of annual dividends. If any capital gains are realized, substantially all of them will be distributed by the Fund at least annually. All dividends and distributions are paid in additional shares unless payment in cash is requested in writing. See "Dividends and Taxes."


                      Expense Summary

Shareholder Transaction Expenses:
                                                        Class D
Maximum sales charge imposed on purchases
        (as a percentage of offering price). . . . . . .  None
Maximum sales charge imposed on reinvested
        dividends (as a percentage of offering price). . None Deferred sales charge (as a percentage of original purchase price) . . . . . . . . . . . .  None
Redemption fees (as a percentage of
        amount redeemed) (1) . . . . . . . . . . . . . .  None

(1) If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.

Annual Fund Operating Expenses:
(as a percentage of average net assets)                Class D

Advisory Fees (after fee waivers)(2) . . . . . . . . . . 0.83%
12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Other Expenses (3) . . . . . . . . . . . . . . . . . . . 0.72%

 Total Fund Operating Expenses (after fee waivers)(3). . 1.80%

(2) The Adviser has, on a voluntary basis, agreed to waive all or a portion of its fees and to reimburse certain expenses of the Fund necessary to limit the total operating expenses for the first year of operations to 1.80% of the Fund's average net assets. The Adviser reserves the right to terminate this waiver or any reimbursement at any time, in its sole discretion. Absent such waivers, and presuming first year assets at $20 million, advisory fees for the Fund would be 1.00% and estimated total operating expenses would be _____% of the Fund's average daily net assets on an annualized basis. Although the Adviser has not previously provided investment advisory services to registered investment companies, the Adviser has been engaged in the investment advisory business and providing investment advice to individuals, trusts and retirement plans since 1970.
(3) The Fund did not commence operations until ________, 1996 and therefore the "Other Expenses" information is based on estimated operating expenses.

Example
Based on the level of expenses listed above, a 5% annual return and redemption at the end of each time period, the total expenses relating to an investment of $1,000 would be as follows:

                                  Class D
             1 Year                  $ 18
             3 Years                 $ 57

The foregoing example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. The purpose of the expense tables and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "Management of the Fund." See "How to Purchase Shares."


                   Investment Objective

The Fund seeks capital appreciation through investments in common stocks of companies with market capitalizations between $30 million and $300 million at the time of investment. The Adviser employs a growth-oriented approach to equity investment management and seeks to outperform market averages over a complete market cycle by investing in companies that the Adviser believes have above average earnings prospects. Additional investment policies and restrictions are described in the Statement of Additional Information.

This objective is fundamental and may not be changed without a vote of the holders of the majority of the outstanding voting securities of the Fund. The Fund's investment policies and strategies described below are not fundamental and may be changed without shareholder approval. Additional investment policies and the Fund's investment restrictions are described in the Statement of Additional Information.


             INVESTMENT POLICIES AND STRATEGIES

The Fund intends to invest, under normal circumstances, substantially all of its assets in the equity securities of U.S. companies whose total market capitalization at the time of purchase is valued between $30 million and $300 million and, in the opinion of the Adviser, have superior earnings growth characteristics.

The Adviser may invest in or employ one or more of the following investment policies or strategies to assist in its attempt to attain the Fund's investment objective.

Equity Securities:   Under normal market conditions, the Fund will
invest at least 80% of its total assets in the equity securities. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants for the purchase of common stock and debt securities convertible into or exchangeable for common or preferred stock. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period.

Private Placements: The Fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicity traded. No more than 15% of the Fund's net assets will be invested in illiquid securities, including non-publicly traded securities, private placements and restricted securities. See "Risk Factors."

Illiquid Securities: The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid", such security will not be included within the category "illiquid securities", which under current policy may not exceed 15% of the Fund's net assets. The Fund's policy is to limit illiquid securities (which include, but are not limited to private placements) to a maximum of 15% of total assets at the time of purchase.

Unseasoned Issuers: The Fund may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average.
Securities of unseasoned companies present greater risks than securities of larger, more established companies. See "Risk
Factors."

Liquid Management: Pending investment, to meet anticipated redemption requests, or as a temporary defense measure if the Adviser determines that market conditions warrant, the Fund may also invest without limitation in short-term U.S. government obligations, high quality money market instruments, and repurchase agreements. The Fund may also purchase bank obligations such as certificates of deposit, bankers' acceptances and interest-bearing savings and time deposits issued by U.S. banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Short-term obligations will have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated nationally recognized statistical rating organizations ("NRSRO's"). Unrated instruments purchased by the Fund will be of comparable quality as determined by the Adviser.

Borrowing: The Fund may borrow as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its total assets. (The Fund has no intention of increasing its net income through borrowing.) Any borrowings will be from a bank and will have asset coverage of at least 300%. In the event that such asset coverage falls below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer periods as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more that 10% of its net assets, or issue senior securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), or as described herein, except for notes to banks. Investment securities will not be purchased while the Fund has outstanding borrowings that exceed 5% of the Fund's net assets.

Lending of Portfolio Securities: The Fund may lend its portfolio securities on a short-term basis to banks, broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. The Fund will not lend portfolio securities in excess of 33% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Repurchase Agreements: The Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements are considered under the Investment Company Act to be collateralized loans by the Fund to the seller, secured by the securities transferred to the Fund. In accordance with requirements under the Investment Company Act, repurchase agreements will be fully collateralized by securities which the Fund may invest in directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in recovering its cash. To the extent that, in the meantime, the value of the security purchased has decreased, the Fund could experience a loss. No more than 15% of the Fund's net assets will be invested in illiquid securities, including repurchase agreements which have a maturity of longer than seven days.

                   Investment Process

The Adviser's equity selection process attempts to identify undervalued companies with superior earnings growth characteristics. The process starts with screening a 3,500 stock universe of companies with market capitalizations ranging from $30 million up to $300 million, using five models which emphasize both growth and value attributes. The next step involves a top-down economic analysis designed to identify the 10 to 15 most promising industries over the next 12 to 18 months. The screening factors include (1) earnings growth, (2) earnings strength, (3) earnings surprise, (4) price/earnings ratio and (5) a dividend discount estimate of expected return.

Stocks are ranked according to the above five criteria in an attempt to identify approximately 100 to 120 companies offering the best growth prospects and selling at attractive prices. The highest ranking stocks in the most promising industries are then subjected to additional fundamental and technical research by the Adviser's senior associates. Their goal is to narrow the list to the 45 to 55 issues that may be held in the portfolio. They seek high-quality, profitable companies with capable management teams, above average reinvestment rates, strong industry positions, and productive research and development efforts. To ensure a well diversified portfolio, commitments to any one issue or industry are limited to 5% and 15%, respectively.

The Fund's Investment Policy Committee continually reviews investment alternatives and implements portfolio changes as attractive investment opportunities become available. The closing prices of portfolio issues are reviewed daily. Any position that declines 15% from its cost or from its recent high is re-examined as a potential sale candidate. Additionally, companies which in the Adviser's opinion have moved into an overvalued range, lost earnings momentum, or are in industries which are not expected to perform well, are continually evaluated for sale.

The Fund's portfolio generally expects to be almost fully invested in common stocks of micro-cap companies at all times, with only minimal holdings in short-term investments.


                        Risk Factors
General
There is no such thing as a guaranteed investment and no one can see into the future. Accordingly, the value of an investment in the Fund will probably fluctuate over time and may be valued higher or lower at the time of an investor's redemption. An investment in the Fund should be only a part of an overall investment strategy. Before investing, please consider the following special factors in determining the appropriateness of an investment in the Fund. No assurance can be given as to the success of the Adviser's investment program.

Micro-Cap Sized Companies

The Fund may make investments in relatively new or unseasoned companies, which are in their early stages of development, or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, mature issuers. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide opportunities for greater gains as a result of inefficiencies in the marketplace. Such smaller companies may have relatively small revenues, limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. Small companies may lack depth of management, and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. As a result, the prices of their securities may fluctuate more than those of larger issuers. Small company stocks may exhibit volatile characteristics and may decline in price as large company stocks rise, or rise in price as large company stocks decline. An investment in shares of the Fund may be more volatile than the shares of a fund that invests in larger
capitalization stocks.   By maintaining a broadly diversified
portfolio, the Adviser will attempt to reduce this volatility.


Private Placements: Limitations on the resale of this type of securities may have an adverse effect on their marketability and may prevent the Fund from disposing of them promptly at reasonable prices. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration and the risk of substantial delays in effecting such registration.


Diversification: Diversifying a fund's portfolio can reduce the risks of investing by limiting the portion of your investment in any one issuer or industry. Less diversified funds may be more sensitive to changes in the market value of a single issuer or industry. The Fund may present greater risk than is usually associated with widely diversified mutual funds because it typically invests in the securities of as few as 45-55 issuers. Therefore, the Fund is not appropriate as your sole investment.

The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program. The Fund cannot guarantee it will achieve its objective.


                   Management of the Fund

The Board of Trustees
The Trust has a Board of Trustees that establishes the Fund's policies and supervises and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the officers of the Trust and by the Adviser pursuant to the terms of the Investment Advisory Agreement with the Fund. The Trustees review the various services provided by the Adviser to make sure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner. Information pertaining to the Trustees and executive officers is set forth in the Statement of Additional Information.

The Investment Adviser
George D. Bjurman & Associates serves as the Fund's investment adviser and manager, and is an investment adviser registered as such under the Investment Advisers Act of 1940, as amended. The Adviser does not have any past experience managing mutual funds but its principal has provided investment advisory services to individuals and institutional clients and currently manages approximately $2.5 billion in assets. The principal business address of the Adviser is 10100 Santa Monica Boulevard, Los Angeles, California 90067-4103.

The Adviser makes the investment decisions concerning the assets of the Fund and continuously reviews, supervises and administers the Fund's investment programs, subject to the supervision of, and policies established by the Trustees of the Fund.

For providing investment advisory services, the Fund pays the Adviser a monthly fee which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of the Fund. The investment advisory fee is higher than that paid by most investment companies, although the Adviser believes the fees to be comparable to that paid by investment companies with similar investment objectives and policies. From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed. The Adviser has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the Fund to the extent necessary in order to limit net operating expenses (including the investment advisory fee) for the first year of operations to an annual rate of not more than 1.80% of the Fund's average daily net assets. The Adviser reserves the right to terminate its voluntary fee waiver and reimbursement at any time, in its sole discretion. Any reductions in its fee that are made by the Adviser are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. Any potential management fee reimbursement will appear as a footnote to the Fund's financial statements. The Adviser generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

Portfolio Management
Investment decisions for the Fund are made by an investment management team at George D. Bjurman & Associates. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

The Underwriter
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as statutory Underwriter pursuant to an Underwriting Agreement. FPSB serves the limited purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in the sale of shares.

The Administrator, Transfer Agent and Fund Accountant
FPS Services, Inc. ("FPS"), which has its principal business address at 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as Administrator pursuant to an Administrative Services Agreement. Under this agreement, FPS provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

In addition, FPS serves as the Fund's transfer agent. As Transfer Agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and disbursing agent and performs other shareholder service functions.

FPS also serves as fund accountant and performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value per share.

The Custodian
The Bank of New York, 48 Wall Street, New York, New York, 10286, serves as custodian for the safekeeping of securities, cash and other assets of the Fund.

Fund Expenses
The Fund is responsible for all of its own expenses. Such expenses may include, but are not limited to: management fees; legal expenses; audit fees; printing and postage costs (e.g., costs of printing annual reports, semi-annual reports and prospectuses which are distributed to existing shareholders); brokerage commissions; the expenses of registering and qualifying shares of the Fund for sale with the Securities and Exchange Commission and with various state securities commissions; expenses of the organization of the Fund; transfer agent, custodian and administrator fees; the expenses of obtaining quotations of portfolio securities and pricing the Fund's shares; trade association dues; all costs associated with shareholder meetings and the preparation and dissemination of proxy materials; costs of liability insurance and fidelity bonds; fees for Trustees who are not officers, directors or employees of the Adviser; and any extraordinary and nonrecurring expenses which are not expressly assumed by the Adviser.

Brokerage
The Fund may execute brokerage or other agency transactions through an affiliate of the Adviser or through FPSB for which the affiliate or FPSB may receive "usual and customary" compensation. The Adviser will use its best efforts to obtain the best available price and most favorable execution with respect to all transactions of the Fund. Subject to policies established by the Board of Trustees, however, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. All commissions paid are reviewed quarterly by the Board of Trustees of the Trust.


Portfolio Turnover
Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held. Portfolio turnover generally invloves some expense to the Fund and a portfolio turnover in excess of 100% is considered high and increases the Fund's transaction costs, including brokerage commissions. The annual portfolio turnover for the Fund is expected to be approximately 100%, but this rate should not be construed as a limiting factor.


                   The Distribution Plan

The Board of Trustees of the Fund has adopted a Distribution Plan (the "Plan") for the shares pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plan, the Fund will pay an annual fee up to 0.25% of the average daily net assets to the Underwriter. From this amount, the Underwriter may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the shares of the Fund or provide services with respect to both classes of shares of the Fund, pursuant to service agreements with the Fund. The Plan is characterized as a compensation plan because the distribution fee will be paid to the Underwriter without regard to the distribution or shareholder service expenses incurred by the Underwriter or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Plan in accordance with its terms and within NASD rules concerning sales charges.

The fees paid to the Underwriter under the Plan are subject to the review and approval by the Trust's unaffiliated trustees who may reduce the fees or terminate the Plan at any time. All such payments made pursuant to the Plan shall be made for the purpose of selling shares issued by each respective class of shares. The distribution fee of one class will not be used to subsidize the sale of the other class of shares.


                   How to Purchase Shares

General
The Fund offers these shares to the general public on a continuous basis by mail through the Underwriter, subject to annual distribution expenses pursuant to Rule 12b-1. See "The Distribution Plan".
Shares of the Fund are offered only to residents of states in which the shares are registered or qualified for sale.

Purchase orders for shares of the Fund that are received by FPS in proper form by the close of regular trading on the New York Stock Exchange ("NYSE")(currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined public offering price. Orders for Fund shares received after 4:00 p.m. Eastern time will be purchased at the public offering price determined on the following business day.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund reserves the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirements for any investor.

Purchases By Mail
Shares of the Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the Transfer Agent, together with a check payable to "Bjurman Micro-Cap Fund." The check or money order and application should be mailed to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903. If this is an initial purchase,
please send a minimum of $         (or $      for IRA and SEP
accounts).

Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to "Bjurman Micro-Cap Fund", c/o FPS Services, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Please enclose the bottom portion of your account statement, and indicate the amount of the investment. Please note that the Fund will not accept a check endorsed by a third party.

Purchases By Wire Transfer
An investor may make purchases by wire, but, before making an initial investment by wire, an investor must first telephone the Transfer Agent at (800) 626-9769 or (610) 239-4600 in order to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number and address must be specified in the wire. In addition, an account application should be promptly forwarded to: FPS Services, Inc., 3200 Horizon Drive, P.O. 61503, King of Prussia, Pennsylvania 19406-0903. Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:

                 United Missouri Bank KC NA
                      ABA #10-10-00695
                   For: FPS Services, Inc.
                     A/C 98-7037-071-9
                FBO "Bjurman Micro-Cap Fund"
            Shareholder Name and Account Number

Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The shareholder's bank may impose a fee for investments by wire. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Purchases Through Broker-Dealers
The Fund may accept telephone orders only from brokers, financial institutions or service organizations which have been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund purchased through brokers, financial institutions, service organizations, banks and bank trust departments, may charge the shareholder a transaction fee or other fee for its services at the time of purchase.

Wire orders for shares of the Fund received by dealers prior to 4:00 p.m. Eastern time, and received by FPS before 5:00 p.m. Eastern time on the same day, are confirmed at that day's public offering price. Dealers may place orders with the Fund's distributor by calling
(800)626-9769. Orders received by dealers after 4:00 p.m. Eastern time are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with FPS before 5:00 p.m. Eastern time.

Subsequent Investments
Once an account has been opened, subsequent purchases may be made by mail, bank wire, automatic investing or direct deposit. The minimum
for subsequent investments is $        for all accounts.  When making
additional investments by mail, please return the bottom portion of a previous confirmation with your investment in the envelope that is provided with each confirmation statement. Your check should be made payable to "Bjurman Micro-Cap Fund" and mailed to FPS Services, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Orders to purchase shares are effective on the day FPS receives your check or money order.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. Investors who purchase Fund shares by check or money order may not receive redemption proceeds until there is reasonable belief that the check cleared, which may take up to fifteen calendar days after payment is received. The Fund
will not accept a check endorsed over by a third-party.   The Fund
and FPS each reserve the right to reject any purchase order in whole or in part.

                    How to Redeem Shares

Shareholders may redeem their shares of the Fund without being subject to any redemption charge on any business day that the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below.

Redemption By Mail
Shareholders may redeem their shares by submitting a written request for redemption to FPS Services, Inc., 3200 Horizon Drive, Box 61503, King of Prussia, Pennsylvania 19406-0903.

A written redemption request to the Transfer Agent must be in good order which means that it must: (i) identify the shareholder's account name and account number; (ii) state the number of shares or dollar amount to be redeemed and (iii) be signed by each registered owner exactly as the shares are registered. To prevent fraudulent redemptions, the Transfer Agent requires a signature guarantee for the signature of each person in whose name an account is registered for any redemption requests exceeding $10,000 or where proceeds are to be mailed to an address other than the address of record. A guarantee may be obtained from any commercial bank, credit union, member firm of a national securities exchange, registered securities association, clearing agency and savings and loan association. A credit union must be authorized to issue signature guarantees. Notary public endorsement will not be accepted. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

Redemption By Telephone
Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by calling the Transfer Agent at (800) 626-9769 or (610)239-4600 during normal business hours. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the Transfer Agent at the address listed above, under the caption "Redemption By Mail."

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.

General Redemption Information
A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form.
If you have any questions with respect to the proper form for redemption requests you should contact the transfer agent at (800) 626-9769 or (610) 239-4600.

Redemptions will be processed only on a business day during which the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described above. The Fund will not mail redemption proceeds until it has been assured that checks received for the purchase of any shares being redeemed have, or will be, cleared. Accordingly, redemptions may not be processed until the shares being redeemed have been on the Fund's books for at least fifteen business days measured from the date the redemption request is received by the
Fund.    Payment may also be made by wire directly to any bank
previously designated by an investor on his or her new account application. There is a $9.00 charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. It should also be noted that banks may impose a fee for wire services. In addition, there may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by the transfer agent prior to the close of regular trading hours on the NYSE on any business day on which the Fund calculates its net asset value are effective as of that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. If a shareholder's tax identification has not yet been certified at the time a redemption request is received by the Transfer Agent, the redemption may be processed subject to a backup withholding tax.

The Fund will satisfy redemption requests for cash to the fullest extent feasible, as long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.

Pursuant to the Fund's Trust Instrument, however, payment for shares redeemed may also be made in kind, or partly in cash and partly in-kind. The Fund has elected, pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one shareholder. Any portfolio securities paid or distributed in-kind would be in readily marketable securities and valued in the manner described below. See "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.

The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange
Commission has, by order, permitted such suspension; (3) an emergency, as defined by rules of the Securities and Exchange
Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

Shares of the Fund may be redeemed through certain brokers, financial institutions, service organizations, banks, and bank trust departments who may charge the investor a transaction or other fee
for their services.   Such additional transaction fees would not
otherwise be charged if the shares were redeemed directly from the Fund.

Telephone Transactions
Shareholders who wish to redeem their shares by telephone must first elect the option, as described above. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Fund and its transfer agent require personal identification information before accepting a telephone redemption. To the extent that the Fund or its transfer agent fail to use reasonable procedures to verify the genuineness of telephone instructions, the Fund may be liable for losses due to fraudulent or unauthorized instructions. The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Written confirmation will be provided for all redemption transactions initiated by telephone. Proceeds from a telephone redemption shall only be sent to the shareholder's address of record or wired to the shareholder's bank account.

No purchases of shares may be made by telephone unless made by a licensed investment professional with whom an agreement has been signed by the Underwriter.

Minimum Balances
Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to involuntarily redeem shares in any account at its then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a
value of at least $        as a result of redemptions, but not market
fluctuations. A shareholder will be notified that the value of his or her account is less than the required minimum and such shareholder will be allowed at least 60 days to bring the value of his or her account up to the minimum before the redemption is processed.


                    SHAREHOLDER SERVICES

The following special services are available to shareholders of the Fund. There are no charges for the programs noted below and a shareholder may change or stop these plans at any time by written notice to the Fund.

Automatic Investment Plan
Once an account has been opened, a shareholder can make additional monthly purchases of shares of the Fund through an automatic investment plan. An investor may authorize the automatic withdrawal of funds from his or her bank account by opening his or her account
with a minimum of $          and completing the appropriate section
on the new account application enclosed with this Prospectus. Subsequent monthly investments are subject to a minimum required
amount of $       .

Retirement Plans
The Fund is available for investment by pension and profit sharing plans including Individual Retirement Accounts, SEP, Keogh, 401(k) and 403(b) plans through which an investor may purchase Fund shares. For details concerning any of the retirement plans, please call the Fund at (800) 626-9769 or (610) 239-4700.


                      NET ASSET VALUE

The net asset value per share is calculated separately for each class of the Fund and is computed once daily as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time. Currently, the NYSE is closed on the following holidays or days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities, and dividing by the total number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by, or under the direction of the Board of Trustees. Market quotations are generally the last reported sales price on the principal exchange on which the security trades, or if no sale price is reported, the mean of the latest bid and asked price is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

Net asset value is calculated separately for each class of the Fund based on expenses applicable to the particular class. Although the methodology and procedures for determining net asset value are identical for the Fund's classes, the net asset value of the classes may differ because of the different fees and expenses charged to each class.

                    DIVIDENDS AND TAXES

Dividends
The Fund will distribute its net investment income annually in December. Any net gain realized from the sale of portfolio securities and net gains realized from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed at any time by writing to the Fund prior to a dividend record date.

Any check tendered in payment of dividends or other distributions which cannot be delivered by the post office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value, and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

Taxes
The Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for federal income tax to the extent that its earnings and net realized capital gains are distributed to shareholders. To so qualify, the Fund will, among other things, limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of any single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of any single issuer, and the Fund will not own more than 10% of the outstanding voting securities of any single issuer.

An investment in the Fund has certain tax consequences, depending on the type of account. The Fund will distribute all of its net investment income to shareholders. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December
31. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.

Shareholders may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Fund, or if to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisers for more specific information on the tax consequences of particular types of distributions.

The Fund intends to make sufficient distributions prior to the end of each calendar year in order to avoid liability for federal excise tax.

Sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.

                  PERFORMANCE INFORMATION


Performance information such as total return for the Fund may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, because the net investment return of the Fund changes in response to fluctuations in market conditions, interest rates and Fund expenses, any given performance quotation should not be considered representative of the Fund's performance for any future period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance.


                    GENERAL INFORMATION

The Trust
The Trust is an open-end management investment company organized as a business trust under the laws of the State of Delaware. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Bjurman Micro-Cap Fund.
The Fund currently offers two separate classes of shares and additional classes of shares may be added without shareholder approval. Class A shares and Class D shares differ with respect to sales charges and minimum initial investment. Except for these differences, each share of the Fund represents an undivided proportionate interest in the Fund.

Trustees and Officers of the Fund
The Trustees of the Fund have overall responsibility for the operation of the Fund. The officers of the Fund who are employees or officers of the Adviser serve without compensation from the Fund.

Description of Shares
The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. Currently, there are two classes of shares issued by the Fund. The validity of shares of beneficial interest offered by this prospectus will be passed on by Heller Ehrman White & McAuliffe, 333 Bush Street, San Francisco, California 94104-2878. All accounts will be maintained in book entry form and no share certificates will be issued.

Voting Rights
A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). All shares of the Fund participate equally in regard to dividends, distributions, and liquidations with respect to the Fund. Shareholders do not have preemptive, conversion or cumulative voting rights.

Shareholder Meetings
The Trustees are not required, and do not intend, to hold annual meetings of shareholders. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Shareholder Reports and Inquiries
The Trust issues unaudited financial information semiannually and audited financial statements annually. Shareholder inquiries should be addressed to the Fund c/o George D. Bjurman & Associates, 10100 Santa Monica Boulevard, Los Angeles, California 90067-4103 (800)
      or (310) 553-6577. Purchase and redemption transactions should be made through the Transfer Agent by calling (800) 626-9769 or
(610)239-4600.

                    INVESTMENT ADVISER

              George D. Bjurman & Associates
               10100 Santa Monica Boulevard
            Los Angeles, California 90067-4103
                      (310)553-6577


                       UNDERWRITER

                    FPS Services, Inc.
            3200 Horizon Drive, P.O. Box 61503
         King of Prussia, Pennsylvania 19406-0903
                      (800) 626-9769
                      (610) 239-4700


                   SHAREHOLDER SERVICES

                    FPS Services, Inc.
            3200 Horizon Drive, P.O. Box 61503
         King Of Prussia, Pennsylvania 19406-0903
                      (800) 626-9769
                      (610) 239-4600


                        CUSTODIAN

                   The Bank of New York
                      48 Wall Street
                 New York, New York 10286

                      LEGAL COUNSEL

             Heller Ehrman White & McAuliffe
                     333 Bush Street
           San Francisco, California 94104-2878


                         AUDITORS

                      Ernst & Young
                  51 South Flower Street
              Los Angeles, California 90071

      For Additional Information about Bjurman Micro-Cap Fund call:
                      (800) 626-9769
                      (610) 239-4600

                   Subject to Completion
  Preliminary Statement of Additional Information dated
                   November     , 1996

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of
 Additional Information does not constitute a prospectus.




                      BJURMAN TRUST


           STATEMENT OF ADDITIONAL INFORMATION

                   November     , 1996






This Statement of Additional Information dated              , 1996 is
not a prospectus but should be read in conjunction with the separate Prospectuses describing Class A Shares and Class D Shares of the
Bjurman Micro-Cap Fund (the "Fund") dated              , 1996.  Each
Prospectus may be amended or supplemented from time to time. No investment in shares should be made without first reading the respective Prospectus. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the applicable Prospectus. A copy of each Prospectus may be obtained without charge from George D. Bjurman & Associates (the "Adviser") at the address and telephone numbers below.



Underwriter:                                       Adviser:

FPS Broker Services, Inc.                George D. Bjurman & Associates
3200 Horizon Drive, P.O. Box 61503       10100 Santa Monica Boulevard
King of Prussia, PA 19406-0903           Los Angeles, CA 0067-4103
(610) 239-4700                           (310) 553-6577


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.



       TABLE OF CONTENTS

                                                       Page




The Trust and the Fund . . . . . . . . . . . . . . . . . 51

Investment Policies and Techniques
   Bankers' Acceptances. . . . . . . . . . . . . . . . . 51
   Certificates of Deposits. . . . . . . . . . . . . . . 51
   Common Stock. . . . . . . . . . . . . . . . . . . . . 51
   Preferred Stock . . . . . . . . . . . . . . . . . . . 51
   Time Deposits . . . . . . . . . . . . . . . . . . . . 51
   Loans of Portfolio Securities . . . . . . . . . . . . 51
   Illiquid Securities . . . . . . . . . . . . . . . . . 52
   Repurchase Agreements . . . . . . . . . . . . . . . . 52
   Rule 144A Securities. . . . . . . . . . . . . . . . . 52
   Other Investments . . . . . . . . . . . . . . . . . . 52

Investment Restrictions. . . . . . . . . . . . . . . . . 53

Investment Advisory and Other Services
   Investment Advisory Agreement . . . . . . . . . . . . 55
   Administrator . . . . . . . . . . . . . . . . . . . . 55
   Underwriter . . . . . . . . . . . . . . . . . . . . . 56

Trustees and Officers. . . . . . . . . . . . . . . . . . 56

Net Asset Value. . . . . . . . . . . . . . . . . . . . . 57

Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . 57

Portfolio Transactions and Brokerage Commissions . . . . 59

Performance Information
   In General. . . . . . . . . . . . . . . . . . . . . . 59
   Total Return Calculation. . . . . . . . . . . . . . . 59
   Performance and Advertisements  . . . . . . . . . . . 60

Other Information
   Limitations on Trustees' Liability. . . . . . . . . . 61
   Independent Accountants . . . . . . . . . . . . . . . 61
   Reports to Shareholders . . . . . . . . . . . . . . . 61

                  THE TRUST AND THE FUND

This Statement of Additional Information relates to Bjurman Micro-Cap Fund (the "Fund"), a separate series of Bjurman Trust (the "Trust"), an open-end management company established on September 26, 1996 under Delaware law as a Delaware business trust. The Trust Instrument permits the Trust to offer separate series of shares of beneficial interest. The Trust currently is comprised of one series, which offers its shares through two separate classes: Class A Shares and Class D Shares. The Trust is a newly formed entity and has no prior operating history.


             INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in each respective Prospectus for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund.


Bankers' Acceptance:
Negotiable bills of exchange or time drafts drawn on and accepted by a commercial bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' Acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Banker's Acceptances generally mature within six months.


Certificates of Deposit:
A negotiable interest bearing instrument with a specific maturity date. Certificates of deposit are issued by U.S. commercial banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Common Stock:
Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

Preferred Stock:
Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Trustees. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Trustees. There is, however, no assurance that dividends will be declared by the Board of Trustees of issuers of the preferred stocks in which the Fund invests.

Time Deposits:
A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits in excess of seven days with a withdrawal penalty are considered to illiquid securities. The Fund will not invest more than 15% of its net assets in illiquid securities, including time deposits.

Loans of Portfolio Securities:
The Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Illiquid Securities:
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines reviewed by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees.

Repurchase Agreements:
The financial institutions with whom the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Adviser. The Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement.

Rule 144A Securities:
The Fund may invest in securities that are exempt from the registration requirements of the Securities Act of 1933 pursuant to Securities Exchange Commission ("SEC") Rule 144A. Those securities, purchases pursuant to Rule 144A, are traded among qualified institutional buyers, and are subject to the Fund's limitation on illiquid investment.

Investing in securities under Rule 144A could have the effect of increasing the levels of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Fund will limit its investments in illiquid securities including securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933 to no more than 15% of the Fund's net assets (excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees).

Other Investments:
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.


                  INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of the Fund. Unless otherwise indicated, all percentage limitations listed below apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

Except as set forth under "INVESTMENT OBJECTIVE" and "INVESTMENT
POLICIES and STRATEGIES" and "RISK FACTORS" in the Prospectus, the Fund may not:

                  1. purchase securities of any one issuer if, as a
                     result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies;

                  2. purchase any security if, as a result of that
                     purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

                  3 issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. The Fund will not purchase securities when borrowings exceed 5% of its total assets;

                  4. Pledge, hypothecate, mortgage or otherwise encumber
                     its assets, except in an amount up to one-third of the value of its net assets but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions;

                  5. make loans, except through loans of securities or
                     through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

                  6. engage in the business of underwriting the securities
                     of others, except to the extent that the Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities; or

                  7. purchase or sell real estate, except that investments
                     in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


The following investment limitations are not fundamental and may be changed without shareholder approval:

         (i) The Fund does not currently intend to engage in short sales of securities or maintain a short position.

         (ii) The Fund does not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions.

         (iii) The Fund does not currently intend to purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

         (iv) The Fund does not currently intend to invest in companies for the purpose of exercising control or management.

         (v) The Fund does not currently intend to invest in oil, gas or mineral exploration or development programs or leases, except that investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition.

         (vi) The Fund does not currently intend to invest more than 5% of its net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock Exchanges, except warrants acquired as a result of its holdings of common stocks.


           INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreement
The Fund and the Adviser have entered into an investment advisory agreement (the "Investment Advisory Agreement"). The Investment Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of the Adviser's willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Investment Advisory Agreement provides that if, for any fiscal year, any ratio of expenses of the Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, the Adviser will bear the amount of such excess.

The continuance of the Investment Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of Fund, and
(ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

Administrator
FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of
Prussia, Pennsylvania 19406-0903 (the "Administrator") provides certain administrative services to the Fund pursuant to an Administrative Services Agreement.

Under the Administrative Services Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (6) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof and (8) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

Pursuant to this Administrative Services Agreement, FPS receives a fee computed at the annual rate of 0.15% of the first $50 million of total average daily net assets, 0.10% of the next $50 million of total average daily net assets and 0.05% of total net assets in excess of $100 million. Pursuant to the Administrative Services Agreement, annual aggregate administration fees shall not be less than $67,000 for both Class A Shares and Class D Shares of the Fund.

Underwriter
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, has been engaged pursuant to an agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares.

Class A Shares and Class D Shares of the Fund are subject to separate distribution plans (the "Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Distribution Plan for Class A Shares, the Fund will pay an annual fee of 0.50% of the Fund's average daily net assets attributable to Class A Shares, to FPSB as compensation for its services. As provided in the Distribution Plan for Class D Shares, the Fund will pay an annual fee of 0.25% of the Fund's average daily net assets attributable to Class D Shares, to FPSB as compensation for its services. From this amount, FPSB may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distribution Plans are characterized as compensation plans because the distribution fee will be paid to FPSB as distributor without regard to the distribution or shareholder service expenses incurred by FPSB or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Distribution Plans in accordance with their terms and within the rules of the National Association of Securities Dealers, Inc. concerning sales charges. Pursuant to such rules, the Distributor is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares.

The Distribution Plans will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plans may be terminated at any time, without penalty, by vote of a majority of the independent trustees or by vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60 days', nor less than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Trustees. Each Plan will automatically terminate in the event of its assignment. Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

                  TRUSTEES AND OFFICERS

The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each
Trustee who is an "interested person" of the Fund, as that term is defined in the 1940 Act, is indicated by an asterisk.

G. Andrew Bjurman, President, George D. Bjurman & Associates, 10100 Santa Monica Boulevard, Los Angeles, California 90067-4103. Mr. Bjurman joined George D. Bjurman & Associates when it was founded in 1970 as Vice President and Portfolio Manager. At that time he assumed responsibility for the portfolio management of institutional accounts. From 1974 to 1978 he acted as Executive Vice President and Senior Portfolio Manager. In 1978 he assumed his present responsibilities as President and Chief Executive Officer of the firm.

Mr. Bjurman's professionally oriented educational experience includes being awarded a Bachelor of Arts with a major in political science and minors in economics and finance from Whitman College in 1970. In 1977 he became both a Chartered Financial Analyst and a Chartered Investment Counselor.

O. Thomas Barry,III, Senior Executive Vice President, George D. Bjurman & Associates, 10100 Santa Monica, California 90067-4103. Mr. Barry, III, joined the firm in 1978 as Vice President and Senior Portfolio Manager. In 1979 he became Executive Vice President and assumed the responsibilities of Director of Research. He is a member of the Investment Policy Committee. In 1982 he became the Senior Executive Vice President and in 1985 he also became Director of Investments. Prior to joining the firm, Mr. Barry acted as Senior Investment Officer and Portfolio Manager for Security Pacific National Bank in Los Angeles and was a member of the Stock Selection Committee.

Mr. Barry was awarded a Bachelor of Business Administration with a major in economics from the University of Iowa in 1967. In 1972 he received a Master of Business Administration with an emphasis in corporate finance and accounting from California State University. In 1977 he became a Chartered Financial Analyst and in 1978 a Chartered Investment Counselor.

[ Additional Trustee information to be added]


                      NET ASSET VALUE

The net asset value per share is calculated separately for Class A Shares and Class D Shares of the Fund. The net asset value per share is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the respective class of shares outstanding.

Each class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset value of all outstanding shares of each class will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of the class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of such shares of such classes.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") which currently is 4:00 p.m. (Eastern Time), on each day the NYSE is open for trading. The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.


                           TAXES

The following is only a summary of certain federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax Advisers with specific reference to their own tax situations, including their state and local tax liabilities. Non-U.S. investors should consult their tax Advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax.

Federal Income Tax
The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RlCs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RlCs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

Any gain or loss recognized on a sale, redemption or exchange of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Fund generally would be eligible for the corporate dividend received deduction for corporate shareholders.

      PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Fund does not have an obligation to place orders with any broker/dealer or group of broker/dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads, the Fund will not necessarily be paying the lowest spread available.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through brokers or dealers. However, the Adviser may place portfolio orders with qualified broker/dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker/dealers.

                  PERFORMANCE INFORMATION

In General
From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Performance information will be calculated separately for Class A
Shares and Class D Shares of the Fund and will vary due to the effect of expense ratios on the performance calculations.


Total Return Calculation
The Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

       Average Annual Total Return = P (1 + T)n = ERV

                  Where:    ERV  = ending redeemable value at the end of
                                   the period covered by the computation
                                   of a hypothetical $1,000 payment made at the beginning of the period.

                            P    = hypothetical initial payment of $1,000.

                            n    = period covered by the computation,
                                   expressed in terms of years.

                            T    = average annual total return.

The Fund computes the aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

          Aggregate Total Return =  [ (ERV)  - 1 ]
                                        P

                  Where:    ERV  = ending redeemable value at the end of
                                   the period covered by the computation
                                   of a hypothetical $1,000 payment made at the beginning of the period.

                            P    = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Performance and Advertisements
From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar") which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

                     OTHER INFORMATION

Limitation of Trustees' Liability
The Trust Instrument provides that a Trustee shall be personally liable only to the Trust for any act, omission or obligation of the Trust or Trustee. A Trustee will not be liable for any act or omission of any officer, employee, agent or investment advisor of the Trust. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Trust Instrument shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. All Trustee's liability is further subject to the limitations imposed by the 1940 Act.

Independent Accountants
Ernst & Young LLP, 515 South Flower Street, Los Angeles, California, 90071, has been selected as the independent accountants for the Fund. Ernst & Young LLP provides audit and tax services. The books of the Fund will be audited at least once a year by Ernst & Young LLP.

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent certified public accountants. Inquiries regarding the Fund may be directed to the Adviser at
(310)553-6577.

                       BJURMAN TRUST

                         Form N-1A

                Part C  -- Other Information

Part C.  Other Information

Item 24.   Financial Statements and Exhibits.

           (a)   Financial Statements.
                 (To be filed by amendment.)

           (b)   Exhibits:

              Exhibits filed pursuant to Form N-1A:

              (1)    Trust Instrument filed herewith.

              (2)    By-Laws are filed herewith.

              (3)    Voting Trust Agreement -- None

              (4)    All Instruments Defining the Rights of Holders--None

              (5)    Investment Advisory Contracts -- (To be filed by
                     Amendment.)

              (6)    Underwriting Agreement -- (To be filed by
                     Amendment.)

              (7) Bonus, Profit Sharing, Pension or Other Similar Contracts -- None

              (8)    Custodian Agreements -- (To be filed by
                     Amendment.)

              (9)    (a)   Transfer Agent Services Agreement  -- (To
                           be filed by Amendment.)

                     (b) Administration Agreement -- (To be filed by Amendment.)

                     (c) Accounting Services Agreement -- (To be filed by Amendment.)

              (10)   (a)   Opinion and Consent of Heller Ehrman
                           White & McAuliffe regarding the legality of the securities being issued -- (To be filed by Amendment.)

              (11) Consent of Independent Auditors -- (To be filed by Amendment.)

              (12)   Financial Statements Omitted from Item 23.-- None

              (13)   Agreements or Understandings Made in
                     Consideration for Providing the Initial Capital-- None

              (14)   Model Plan -- None

              (15)   (a)   Plan of Distribution pursuant to Rule
                           12b-1 with respect to Class A Shares --
                           (To be filed by Amendment.)
                     (b)   Plan of Distribution pursuant to Rule
                           12b-1 with respect to Class D Shares --
                           (To be filed by Amendment.)


              (16)   Schedule for Computation of Performance
                     Quotations -- None.

              (17)   Financial Data Schedule -- None.

              (18) Plan of Distribution pursuant to Rule 18f-3 with respect to Multiple Class Shares -- (To be filed by Amendment.)

              (19)   Trustees' Powers of Attorney -- (To be filed by
                     Amendment.)


Item 25.   Persons Controlled by or Under Common Control with Registrant.

               None.

Item 26.   Number of Holders of Securities.

               None.

Item 27.   Indemnification.

           Reference is made to Article X of the Registrant's Trust Instrument (filed herewith as Exhibit 1.)

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.   Business and Other Connections of Investment Adviser.

           George D. Bjurman & Associates, 10100 Santa Monica Boulevard, Los Angeles, California 90067-4103 provides investment advisory services to individual and institutional investors, and as of November, 1996 had approximately $2.5 billion in assets under management.

           For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to
           Form ADV (File #801-                  ) filed by it under the
           Investment Advisers Act of 1940.

Item 29.   Principal Underwriter.

           (a) FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

              The Brinson Funds, Inc.
              Chicago Trust Funds
              Fairport Funds
              First Mutual Funds
              Focus Trust, Inc.
              IAA Trust Mutual Funds
              Matthews International Funds
              McM Funds
              Polynous Trust
              Sage/Tso Trust
              Smith Breeden Series Fund
              Smith Breeden Short Duration U.S. Government Fund
              Smith Breeden Trust
              The Stratton Funds, Inc.
              The Japan Alpha Fund
              Stratton Growth Fund, Inc.
              Stratton Monthly Dividend Shares, Inc.
              The Timothy Plan

           (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control
                 Persons:

                                  Position           Position and
           Name and Principal     and Offices        Offices with
           Business Address       with Underwriter   Registrant

           Kenneth J. Kempf       Director and       None
           3200 Horizon Drive     President
           P.O. Box 61503
           King of Prussia, PA  19406-0903

           Lynne M. Cannon        Vice President     None
           3200 Horizon Drive     and Principal
           P.O. Box 61503
           King of Prussia, PA  19406-0903

           Rocky C. Cavalieri     Director and       None
           3200 Horizon Drive     Vice President
           P.O. Box 61503
           King of Prussia, PA  19406-0903

           Gerald J. Holland      Director, Senior   None
           3200 Horizon Drive     Vice President
           P.O. Box 61503         and Principal
           King of Prussia, PA  19406-0903

           Joseph M. O'Donnell,   Director and       None
           Esq.                   Vice President
           3200 Horizon Drive
           P.O. Box 61503
           King of Prussia, PA  19406-0903


           Sandra L. Adams        Assistant Vice    None
           3200 Horizon Drive     President
           P.O. Box 61503         and Principal
           King of Prussia, PA  19406-0903

           Mary P. Efstration     Secretary         None
           3200 Horizon Drive
           P.O. Box 61503
           King of Prussia, PA  19406-0903

           John H. Leven          Treasurer         None
           3200 Horizon Drive
           P.O. Box 61503
           King of Prussia, PA  19406-0903


James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FPS Services, Inc., the parent of the Underwriter.

           (c)   Not Applicable.


Item 30.   Location of Accounts and Records.

           All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Trust's Investment Adviser, George D. Bjurman & Associates, 10100 Santa Monica Boulevard, Los Angeles, California 90067-4103, except for those maintained by the Fund's Custodian, The Bank of New York, 277 Park Avenue, New York, New York 10172 and the Trust's Administrator, Transfer Agent and Fund Accounting Services Agent, FPS Services Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19428.

Item 31.   Management Services.

           There are no management-related service contracts not discussed in Part A or Part B.

Item 32.   Undertakings.

           (a) Registrant hereby undertakes to file an amendment to this Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any person in excess of 25 if Registrant proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act.

           (b) Registrant hereby undertakes to file a post-effective amendment within four to six months from the effective date of this Registration Statement under the Securities Act of 1933. Registrant understands that such post-effective amendment will contain reasonably current financial statements which need not be certified by independent public accountants.

           (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

           (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of
                 Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                         SIGNATURES





Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 13th day of November, 1996.

                                      Bjurman Trust
                                        Registrant


                                  By    /s/ G. Andrew Bjurman

                                        G. Andrew Bjurman
                                              Trustee

                                  By     /s/ O. Thomas Barry, III
                                         O. Thomas Barry, III
                                              Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Bjurman Trust has been signed below by the following persons in the capacities and on the date indicated.


Signature                  Capacity            Date




/s/ G. Andrew Bjurman      Trustee            11/13/96
G. Andrew Bjurman

/s/ O. Thomas Barry, III   Trustee            11/13/96
O. Thomas Barry, III




/s/ G. Andrew Bjurman      As Co-President    11/13/96
G. Andrew Bjurman


/s/ O. Thomas Barry, III   As Co-President    11/13/96
O. Thomas Barry, III

                       BJURMAN TRUST

               Index to Exhibits to Form N-1A




Exhibit                                                Page


(1)          Trust Instrument. . . . . . . . . . . . . . .

(2)          By-Laws . . . . . . . . . . . . . . . . . . .